Pension, Retiree Medical and Savings Plans (Components of Benefit Expense) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 347	$ 327	$ 487
Interest cost	585	593	434
Expected return on plan assets	(871)	(851)	(912)
Amortization of prior service credits	(24)	(26)	(28)
Amortization of net losses/(gains)	77	70	149
Settlement/curtailment losses/(gains) (a)	254	4	322
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	31	(1)
Special termination benefits			37
Defined Benefit Plan, Other Cost (Credit)	(52)	211	(2)
Total	$ 399	116	$ 489
Pre-tax non-cash settlement charge, net of tax, per share	$ 0.12		$ 0.18
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), after Tax	$ 165		$ 246
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax	213		318
International
Defined Benefit Plan Disclosure [Line Items]
Service cost	46	43	64
Interest cost	144	141	90
Expected return on plan assets	(205)	(192)	(218)
Amortization of prior service credits	(2)	(1)	(1)
Amortization of net losses/(gains)	21	13	29
Settlement/curtailment losses/(gains) (a)	22	10	1
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	0	0
Special termination benefits	0	0	0
Defined Benefit Plan, Other Cost (Credit)	20	29	99
Total	26	14	(35)
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	31	29	37
Interest cost	32	36	19
Expected return on plan assets	(13)	(13)	(16)
Amortization of prior service credits	(5)	(6)	(8)
Amortization of net losses/(gains)	(25)	(27)	(14)
Settlement/curtailment losses/(gains) (a)	0	0	(16)
Defined Benefit Plan, Benefit Obligation, Special and Contractual Termination Benefits	(1)	0
Special termination benefits	1	0	0
Defined Benefit Plan, Other Cost (Credit)	10	10	35
Total	$ 21	$ 19	$ 2
Domestic-Plan I [Member]
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge, net of tax, per share	$ 0.12
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), after Tax	$ 165
Other Comprehensive Income (Loss), Defined Benefit Plan, Settlement and Curtailment Gain (Loss), before Tax	$ 213